Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
REVENUES	$ 16,828	$ 11,559
COST OF REVENUES	(6,246)	(4,744)
GROSS PROFIT	10,582	6,815
OPERATING EXPENSES:
Research and development expenses	(10,590)	(10,145)
Sales and marketing expenses	(5,607)	(4,388)
General and administrative expenses	(3,667)	(3,571)
Change in earnout liability	(174)
TOTAL OPERATING EXPENSES	(20,038)	(18,104)
OPERATING LOSS	(9,456)	(11,289)
Change in fair value of Forfeiture Shares		25
Financial income, net	1,238	1,234
LOSS BEFORE INCOME TAXES	(8,218)	(10,030)
INCOME TAXES	(93)	(17)
LOSS AFTER INCOME TAXES	(8,311)	(10,047)
Equity in earnings of investee	3	5
NET LOSS	$ (8,308)	$ (10,042)
Basic net loss per ordinary share (in Dollars per share)	$ (0.08)	$ (0.1)
Diluted net loss per ordinary share (in Dollars per share)	$ (0.08)	$ (0.1)
Weighted average number of shares and vested RSUs used in computing net loss per ordinary share (in Shares)	105,255,959	104,047,426
Other comprehensive loss:
Change in unrealized losses on cash flow hedges	$ (542)
TOTAL COMPREHENSIVE LOSS	$ (8,850)	$ (10,042)